American Independence Small Cap Growth Fund
FUND SUMMARY – SMALL CAP GROWTH FUND
Investment Objectives/Goals.
The Fund’s investment objective is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 63 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Small Cap Growth Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Small Cap Growth Fund		Institutional Class Shares	Class A Shares
Management Fee		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		2.84%	2.84%
Total Annual Fund Operating Expenses		3.84%	4.34%
Fee Waivers and Expense Reimbursements	[1]	(2.74%)	(2.74%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.10%	1.60%
[1]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses to 1.10% and 1.60% of the Fund's average net assets for Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	112	919	1,745	3,896
Class A Shares	728	1,580	2,443	4,650

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets in small cap companies. The portfolio manager considers small cap companies to include those with a market capitalization that does not exceed that of the largest company in the Russell 2000 Growth Index.

The portfolio manager uses a variety of analytical research tools and techniques to identify the stocks of smaller-sized companies that meet his investment criteria. In implementing this strategy, the portfolio manager makes his investment decisions based primarily on the analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio manager’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the Fund also may consider companies whose stocks demonstrate price strength relative to their peers. These techniques help the portfolio manager buy or hold the stocks of companies he believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria. Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks;
•	At least 80% of its total assets in such stocks issued by U.S. companies with small market capitalizations (between $100 million and $2.3 billion) at the time of purchase; and
•	May also invest in securities that are convertible into common stock and preferred stock.

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges
•	Preferred stocks
•	Convertible bonds rated investment grade or higher with a maturity between 1-30 years
•	Short term money market securities, including cash, money market mutual funds and Treasury Bills
•	Exchange-traded funds (“ETFs”) and Other Investment Companies; to the extent the Fund invests in ETFs and Other Investment Companies the Fund will pay the proportionate share of the underlying expenses of the ETF

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests primarily in growth stocks, its performance may lag when value stocks outperform growth stocks.

Small Cap Stocks. Because small-cap companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. In addition, shares of small companies may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Fund’s benchmark, the Russell 2000 Growth Index. The Fund has been in existence since December 9, 2010.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares, which have not yet commenced operations, will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

SMALL CAP GROWTH FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	16.31%	4Q 2011
Worst quarter:	(27.40)%	3Q 2011

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence Small Cap Growth Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	(15.48%)	(12.88%)	Dec. 09, 2010
Institutional Class Shares - Return After Taxes on Distributions	(15.48%)	(12.91%)	Dec. 09, 2010
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	(10.06%)	(10.96%)	Dec. 09, 2010
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	(0.59%)	Dec. 09, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.